Sales Revenue - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥) Segments	Mar. 31, 2021 JPY (¥) Segments	Mar. 31, 2020 JPY (¥) Segments
Receivables from contracts with customers: [abstract]
Number of reportable segments | Segments	4	4	4
Revenue recognized included in the contract liability at the beginning of the year	¥ 199,902	¥ 182,339	¥ 186,581
Amortization of assets recognised cost	¥ 39,682	¥ 33,242	¥ 35,324